CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Statement Of Cash Flows [Abstract]
Net of offering cost paid	¥ 847	¥ 14,445